LICENSES (Details) - USD ($)	3 Months Ended	12 Months Ended
	Feb. 29, 2020	Nov. 30, 2021	Nov. 30, 2020
Disclosure Licenses Abstract
Balance, beginning of year	$ 1,385,229	$ 705,555	$ 1,385,229
Additions			15,180
Amortization	$ 250,581	(213,015)	(444,519)
Write-offs		(492,751)	(250,581)
Net exchange differences		211	246
Balance, end of year			$ 705,555